Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss, basic			$ (711,936)	$ (3,088,771)
Net loss, diluted			$ (711,936)	$ (3,088,771)
Weighted average common shares outstanding, basic and diluted	8,788,032	291,780	8,628,958	232,916	2,257,979	202,996
Net loss per common share, basic and diluted	$ (0.03)	$ (1.15)	$ (0.08)	$ (13.26)	$ (1.52)	$ (8.32)